Investments	3 Months Ended
Mar. 31, 2014
Investments [Abstract]
Investments

Note 5.	Investments
The components of investments were as follows:

	Successor			Predecessor
	March 31, 2014	December 31, 2013	December 31, 2012	December 31, 2012
	(in millions)
Marketable equity securities	$50	$49	$—	$45
Equity method and other investments	96	94	—	1,008
Bond investment	—	—	2,929	—
Bond derivative	—	—	175	—
	$146	$143	$3,104	$1,053

The bond investment, together with the bond derivative, for the Successor period relate to the convertible bond issued by Sprint Communications, Inc. (See Note 9. Long-term debt, financing and capital lease obligations) to Starburst II in connection with the Bond Agreement (See Note 3. Significant Transactions), which was accounted for as an available-for-sale investment carried at its estimated fair value by Starburst II.
Marketable equity securities
Investments in marketable equity securities are recognized at fair value and are considered available-for-sale securities. Accordingly, unrealized holding gains and losses on these securities are recognized in accumulated other comprehensive loss, net of related income tax. Realized gains or losses are measured and reclassified from accumulated other comprehensive loss into "Other income (expense), net" in Sprint's consolidated statements of comprehensive loss based on identifying the specific investments sold or where an other-than-temporary impairment exists.
Consolidation of Clearwire
Sprint's Ownership Interest and Equity in Earnings/Losses
Immediately prior to the Clearwire Acquisition, Sprint Communications held approximately 50.1% of non-controlling voting interest and a 6.0% non-controlling economic interest in Clearwire Corporation as well as a 44.1% non-controlling economic interest in Clearwire Communications LLC, a wholly-owned subsidiary of Clearwire Corporation, (together, "Clearwire") for which the carrying value totaled $325 million. Prior to the close of the Clearwire Acquisition, we applied equity method accounting to the investment in Clearwire.
Equity in losses from Clearwire were $482 million, $202 million, $1.1 billion, and $1.7 billion for the 191-day Predecessor period ended July 9, 2013, Predecessor three-month period ended March 31, 2013 (unaudited), and Predecessor years ended December 31, 2012 and 2011, respectively. The equity in losses from our investment in Clearwire consisted of our share of Clearwire's net loss and other adjustments, if any, such as non-cash impairment of our investment, gains or losses associated with the dilution of our ownership interest resulting from Clearwire's equity issuances, derivative losses associated with the change in fair value of the embedded derivative included in exchangeable notes between Clearwire and Sprint, and other items recognized by Clearwire Corporation that did not affect our economic interest. Sprint's equity in losses for the Predecessor period ended July 9, 2013, includes a $65 million derivative loss associated with the change in fair value of the embedded derivative. Equity in losses from Clearwire for the Predecessor years ended December 31, 2012 and 2011 included a $204 million and $135 million, respectively, pre-tax impairment reflecting a reduction in the carrying value of the investment in Clearwire to an estimated fair value and pre-tax dilution loss of $27 million for the year ended December 31, 2011. The Predecessor years ended December 31, 2012 and 2011 also included charges of approximately $41 million and $361 million, respectively, which were associated with Clearwire's write-off of certain network and other assets that no longer met its strategic plans.
Subsequent to the Clearwire Acquisition, Clearwire is consolidated as a wholly-owned subsidiary of Sprint. In connection with the acquisition, Sprint recorded a pre-tax gain of approximately $2.9 billion to "Gain on previously-held equity interests" in its Predecessor consolidated statement of comprehensive loss immediately preceding the Clearwire Acquisition resulting from the difference between the estimated fair value of the interests owned prior to the acquisition ($5.00 per share offer price less an estimated control premium of approximately $0.60) and the carrying value of approximately $325 million for those previously-held equity interests.
Summarized financial information for Clearwire for the periods preceding the Clearwire Acquisition is as follows:

	January 1 - July 9,	Years Ended December 31,
	2013	2012	2011
	(in millions)
Revenues	$666	$1,265	$1,254
Operating expenses	(1,285)	(2,644)	(3,645)
Operating loss	$(619)	$(1,379)	$(2,391)
Net loss from continuing operations before non-controlling interests	$(1,102)	$(1,744)	$(2,856)
Net loss from discontinued operations before non-controlling interests	$—	$(168)	$(82)